OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05127

Advance Capital I, Inc.

(Exact name of registrant as specified in charter)

One Towne Square, Suite 444	Southfield, Michigan 48076
(Address of principal executive offices)	(Zip code)

Christopher M. Kostiz

One Towne Square, Suite 444

Southfield, Michigan  48076

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (248) 350-8543

Date of fiscal year end:   December 31

Date of reporting period:   September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

ADVANCE CAPITAL I - EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2014

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 3.3%
Cabot Corp.	18,700	$949,399
Carpenter Technology Corp.	17,500	790,125
Huntsman Corp.	39,900	1,037,001

COMMUNICATIONS - 3.5%
Liberty Interactive Corp.*	25,000	713,000
NeuStar, Inc.*	42,900	1,065,207
Plantronics, Inc.	23,800	1,137,164

CONSUMER, CYCLICAL - 24.2%
Alaska Air Group, Inc.	23,400	1,018,836
Ascena Retail Group, Inc.*	41,800	555,940
Bally Technologies, Inc.*	8,900	718,230
Bed Bath & Beyond, Inc.*	9,400	618,802
Best Buy Co., Inc.	24,900	836,391
Big Lots, Inc.	16,200	697,410
Brinker International, Inc.	14,400	731,376
Cheesecake Factory, Inc.	15,500	705,250
Delphi Automotive PLC	10,700	656,338
Dick's Sporting Goods, Inc.	16,400	719,632
Dollar Tree, Inc.*	13,400	751,338
Foot Locker, Inc.	14,600	812,490
GameStop Corp.	18,000	741,600
HSN, Inc.	12,400	760,988
Jarden Corp.*	12,600	757,386
Kohl's Corp.	10,500	640,815
Lear Corp.	8,200	708,562
Life Time Fitness, Inc.*	15,100	761,644
Lions Gate Entertainment	25,800	850,626
Macy's, Inc.	10,000	581,800
Newell Rubbermaid, Inc.	23,300	801,753
Norwegian Cruise Line*	22,500	810,450
Ross Stores, Inc.	8,200	619,756
Scotts Miracle-Gro Co.	19,300	1,061,500
Urban Outfitters, Inc.*	21,200	778,040
Whirlpool Corp.	5,200	757,380
Wyndham Worldwide Corp.	9,700	788,222

CONSUMER, NON-CYCLICAL - 16.4%
Apollo Education Group, Inc.*	24,700	621,205
Avery Dennison Corp.	21,500	959,975
Catamaran Corp.*	24,800	1,045,320
ConAgra Foods, Inc.	38,000	1,255,520
DeVry Education Group, Inc.	17,100	732,051
Flowers Foods, Inc.	51,900	952,884
Fresh Market, Inc.*	32,300	1,128,239
MEDNAX, Inc.*	18,800	1,030,616
Tyson Foods, Inc.	30,400	1,196,848
United Therapeutics Corp.*	12,500	1,608,125

Varian Medical Systems, Inc.*	13,100	1,049,572
Whole Foods Market, Inc.	28,100	1,070,891
Zimmer Holdings, Inc.	10,500	1,055,775

DIVERSIFIED - 1.2%
Leucadia National Corp.	41,600	991,744

ENERGY - 6.0%
Oasis Petroleum, Inc.*	21,200	886,372
QEP Resources, Inc.	33,000	1,015,740
Rosetta Resources, Inc.*	21,400	953,584
SM Energy Co.	13,700	1,068,600
Whiting Petroleum Corp.*	14,100	1,093,455

FINANCIAL - 15.8%
Assured Guaranty Ltd	42,300	937,368
CNA Financial Corp.	27,700	1,053,431
Forest City Enterprises, Inc.*	55,400	1,083,624
Genworth Financial, Inc.*	63,300	829,230
Hartford Financial Services	30,600	1,139,850
Interactive Brokers Group	47,400	1,182,630
NASDAQ OMX Group, Inc.	29,000	1,230,180
Raymond James Financial	21,800	1,168,044
Realogy Holdings Corp.*	30,100	1,119,720
SLM Corp.	130,700	1,118,792
Validus Holdings Ltd	29,300	1,146,802
Voya Financial, Inc.	30,000	1,173,000

INDUSTRIAL - 16.0%
Armstrong World Industries*	19,200	1,075,200
Fluor Corp.	14,300	955,097
Gentex Corp.	24,900	666,573
Huntington Ingalls Industries	11,700	1,219,257
Kirby Corp.*	9,600	1,131,360
Masco Corp.	50,500	1,207,960
Owens-Illinois, Inc.*	31,900	830,995
Regal-Beloit Corp.	14,100	905,925
Rock-Tenn Co.	21,000	999,180
Ryder System, Inc.	12,700	1,142,619
Textron, Inc.	28,900	1,040,111
Trinity Industries, Inc.	26,200	1,224,064
Vishay Intertechnology, Inc.	72,100	1,030,309

TECHNOLOGY - 12.9%
Activision Blizzard, Inc.	50,000	1,039,500
Genpact Ltd*	63,500	1,036,320
Marvell Technology Group	76,100	1,025,828
Micron Technology, Inc.*	33,700	1,154,562
ON Semiconductor Corp.*	122,200	1,092,468
Pitney Bowes, Inc.	40,200	1,004,598
SanDisk Corp.	10,700	1,048,065
Teradata Corp.*	25,900	1,085,728
Western Digital Corp.	12,100	1,177,572
Xerox Corp.	88,400	1,169,532

TOTAL COMMON STOCK - 99.3%
(Cost $83,567,488)		83,096,461

SHORT-TERM INVESTMENTS - 0.6%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $530,646)	530,646

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $84,098,134)	83,627,107

OTHER ASSETS LESS LIABILITIES - 0.1%	54,029

TOTAL NET ASSETS - 100.0%	$83,681,136

* Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2014

Common Stock	Shares	Value

BASIC MATERIALS - 1.6%
BHP Billiton Ltd - ADR	25,100	$1,477,888
Cabot Corp.	7,700	390,929
Carpenter Technology Corp.	7,200	325,080
Huntsman Corp.	16,100	418,439

COMMUNICATIONS - 4.5%
China Mobile Ltd - ADR	35,600	2,091,500
Comcast Corp.	26,100	1,403,658
Reed Elsevier NV - ADR	24,597	1,111,538
Liberty Interactive Corp.*	15,400	439,208
NeuStar, Inc.*	17,300	429,559
Plantronics, Inc.	9,600	458,688
Verizon Communications	28,800	1,439,712

CONSUMER, CYCLICAL - 17.2%
Alaska Air Group, Inc.	9,600	417,984
Ascena Retail Group, Inc.*	26,700	355,110
Bed Bath & Beyond, Inc.*	15,700	1,033,531
Best Buy Co., Inc.	14,600	490,414
Big Lots, Inc.	10,000	430,500
Bally Technologies, Inc.*	5,700	459,990
Cheesecake Factory, Inc.	9,600	436,800
CVS Health Corp.	18,700	1,488,333
Dick's Sporting Goods, Inc.	9,800	430,024
Delphi Automotive PLC	20,700	1,269,738
Dollar Tree, Inc.*	8,400	470,988
Brinker International, Inc.	9,100	462,189
Ford Motor Co.	82,000	1,212,780
Foot Locker, Inc.	8,900	495,285
GameStop Corp.	32,900	1,355,480
Genuine Parts Co.	5,200	456,092
Gap, Inc.	34,300	1,429,967
Honda Motor Co Ltd - ADR	49,000	1,679,720
HSN, Inc.	7,700	472,549
Jarden Corp.*	7,700	462,847
Johnson Controls, Inc.	28,300	1,245,200
Kohl's Corp.	6,700	408,901
Lear Corp.	5,100	440,691
Lions Gate Entertainment	15,800	520,926
Lowe's Cos., Inc.	29,700	1,571,724
Life Time Fitness, Inc.*	9,200	464,048
Macy's, Inc.	20,200	1,175,236
Norwegian Cruise Line*	14,100	507,882
Newell Rubbermaid, Inc.	14,400	495,504
Ross Stores, Inc.	5,200	393,016
Scotts Miracle-Gro Co.	7,900	434,500
TJX Cos, Inc.	26,600	1,573,922
Urban Outfitters, Inc.*	13,300	488,110
Whirlpool Corp.	8,900	1,296,285
Wal-Mart Stores, Inc.	18,800	1,437,636
Wyndham Worldwide Corp.	5,900	479,434

CONSUMER, NON-CYCLICAL - 7.5%
Apollo Education Group, Inc.*	14,500	364,675
Avery Dennison Corp.	8,800	392,920
ConAgra Foods, Inc.	15,300	505,512
Catamaran Corp.*	38,700	1,631,205
DeVry Education Group, Inc.	10,500	449,505
Express Scripts Holding Co.*	20,500	1,447,915
Flowers Foods, Inc.	21,600	396,576
Kroger Co.	28,600	1,487,200
McKesson Corp.	7,500	1,460,025
MEDNAX, Inc.*	7,700	422,114
Fresh Market, Inc.*	13,200	461,076
Tyson Foods, Inc.	12,100	476,377
United Therapeutics Corp.*	5,100	656,115
Varian Medical Systems, Inc.*	5,300	424,636
Whole Foods Market, Inc.	11,600	442,076
Zimmer Holdings, Inc.	13,500	1,357,425

DIVERSIFIED - 0.2%
Leucadia National Corp.	17,000	405,280

ENERGY - 8.9%
Marathon Petroleum Corp.	17,400	1,473,258
Marathon Oil Corp.	35,700	1,341,963
Oasis Petroleum, Inc.*	8,300	347,023
Occidental Petroleum Corp.	13,900	1,336,485
Phillips 66	17,300	1,406,663
PetroChina Co Ltd - ADR	13,800	1,773,438
QEP Resources, Inc.	33,200	1,021,896
Rosetta Resources, Inc.*	8,300	369,848
SM Energy Co.	5,400	421,200
China Petroleum & Chemical - ADR	18,500	1,616,160
Suncor Energy, Inc.	41,100	1,485,765
Valero Energy Corp.	26,900	1,244,663
Whiting Petroleum Corp.*	5,700	442,035
Cimarex Energy Co.	3,100	392,243

FINANCIAL - 9.1%
ACE Ltd	13,600	1,426,232
Aflac, Inc.	22,500	1,310,625
Assured Guaranty Ltd	18,000	398,880
Allstate Corp.	24,100	1,479,017
Berkshire Hathaway, Inc.*	11,100	1,533,354
CNA Financial Corp.	11,300	429,739
Forest City Enterprises, Inc.*	22,300	436,188
Genworth Financial, Inc.*	76,100	996,910
Hartford Financial Services	39,500	1,471,375
Interactive Brokers Group	19,300	481,535
Manulife Financial Corp.	87,100	1,676,675
NASDAQ OMX Group, Inc.	11,800	500,556
Raymond James Financial	8,900	476,862
Realogy Holdings Corp.*	12,200	453,840
SLM Corp.	54,100	463,096
Unum Group	12,900	443,502
Voya Financial, Inc.	12,300	480,930
Validus Holdings Ltd	12,000	469,680

INDUSTRIAL - 8.3%
Armstrong World Industries*	7,800	436,800
Boeing Co.	11,000	1,401,180
Emerson Electric Co.	21,000	1,314,180
FedEx Corp.	9,300	1,501,485
Fluor Corp.	16,700	1,115,393
General Dynamics Corp.	12,000	1,525,080
Gentex Corp.	15,400	412,258
Huntington Ingalls Industries	4,800	500,208
Kirby Corp.*	3,900	459,615
Masco Corp.	20,500	490,360
Owens-Illinois, Inc.*	12,900	336,045
Ryder System, Inc.	5,200	467,844
Regal-Beloit Corp.	5,800	372,650
Rock-Tenn Co.	8,600	409,188
Raytheon Co.	15,000	1,524,300
Trinity Industries, Inc.	10,100	471,872
Textron, Inc.	11,700	421,083
Vishay Intertechnology, Inc.	29,400	420,126

TECHNOLOGY - 8.5%
Apple, Inc.	15,400	1,551,550
Activision Blizzard, Inc.	20,200	419,958
EMC Corp.	53,700	1,571,262
Genpact Ltd*	26,000	424,320
Hewlett-Packard Co.	41,500	1,472,005
Marvell Technology Group	31,300	421,924
Micron Technology, Inc.*	49,500	1,695,870
NetApp, Inc.	12,500	537,000
ON Semiconductor Corp.*	49,300	440,742
Oracle Corp.	34,800	1,332,144
Pitney Bowes, Inc.	16,100	402,339
SanDisk Corp.	13,800	1,351,710
Teradata Corp.*	11,000	461,120
Western Digital Corp.	15,200	1,479,264
Xerox Corp.	36,100	477,603

TOTAL COMMON STOCK - 65.8%
(Cost $106,359,963)		$108,230,281

* Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2014

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 1.1%
Barrick Gold Corp.	6.950	4/1/2019	1,500,000	$1,742,057

COMMUNICATIONS - 1.9%
DIRECTV Holdings LLC	3.800	3/15/2022	1,500,000	1,524,555
Verizon Communications, Inc.	5.150	9/15/2023	1,500,000	1,661,054

CONSUMER, CYCLICAL - 0.8%
AutoZone, Inc.	4.000	11/15/2020	1,300,000	1,377,988

CONSUMER, NON-CYCLICAL - 5.6%
Amgen, Inc.	3.625	5/15/2022	1,000,000	1,015,680
Celgene Corp.	3.250	8/15/2022	500,000	496,630
Clorox Co.	3.050	9/15/2022	500,000	491,736
Express Scripts Holding Co.	4.750	11/15/2021	1,000,000	1,092,078
Gilead Sciences, Inc.	4.500	4/1/2021	1,000,000	1,096,090
Quest Diagnostics, Inc.	4.700	4/1/2021	1,500,000	1,622,060
SABMiller Holdings, Inc.*	3.750	1/15/2022	1,000,000	1,019,280
Teva Pharmaceutical Finance	2.250	3/18/2020	1,500,000	1,464,302
WellPoint, Inc.	3.125	5/15/2022	1,000,000	987,759

ENERGY - 1.8%
Kinder Morgan Energy Partners	4.150	2/1/2024	1,000,000	987,557
Murphy Oil Corp.	3.700	12/1/2022	1,000,000	975,313
Phillips 66	4.300	4/1/2022	1,000,000	1,061,631

FINANCIAL - 8.0%
Bank of America Corp.	10.200	7/15/2015	1,250,000	1,340,983
Bank of America Corp.	5.875	1/5/2021	1,000,000	1,146,981
Citigroup, Inc.	3.375	3/1/2023	1,750,000	1,723,131
General Electric Capital Corp.	3.100	1/9/2023	1,000,000	989,688
Goldman Sachs Group, Inc.	5.250	7/27/2021	1,000,000	1,108,602
JPMorgan Chase & Co.	3.250	9/23/2022	1,500,000	1,476,378
MetLife, Inc.	3.600	4/10/2024	1,000,000	1,010,636
PNC Funding Corp.	3.300	3/8/2022	1,000,000	1,005,338
Reinsurance Group of America	4.700	9/15/2023	1,500,000	1,598,348
Wells Fargo & Co.	3.450	2/13/2023	1,750,000	1,719,620

GOVERNMENT - 1.2%
Federal Home Loan Mortgage	3.250	6/20/2028	1,000,000	974,016
Federal National Mortgage	3.350	6/11/2032	1,000,000	942,319

INDUSTRIAL - 2.9%
Burlington Northern Santa Fe	3.450	9/15/2021	1,500,000	1,546,962
Clark Equipment Co.	8.000	5/1/2023	500,000	595,572
Energizer Holdings, Inc.	4.700	5/19/2021	1,000,000	1,031,084
JB Hunt Transport Services, Inc.	3.850	3/15/2024	1,500,000	1,540,685

MORTGAGE SECURITIES - 6.3%
Fannie Mae Pool	7.000	4/1/2033	210,223	251,002
Fannie Mae Pool	6.000	10/1/2036	210,792	238,939
Fannie Mae Pool	4.500	1/1/2042	1,147,237	1,240,696
Fannie Mae Pool	4.000	7/1/2042	768,658	811,148
Freddie Mac Gold Pool	6.500	6/1/2024	150,331	171,363
Freddie Mac Gold Pool	7.000	10/1/2031	296,243	352,141
Freddie Mac Gold Pool	6.500	2/1/2032	293,621	335,971
Freddie Mac Gold Pool	6.500	8/1/2032	155,823	176,190
Freddie Mac Gold Pool	6.500	12/1/2032	270,993	313,665
Freddie Mac Gold Pool	6.500	4/1/2033	121,727	143,031
Freddie Mac Gold Pool	5.500	3/1/2034	318,255	357,746
Freddie Mac Gold Pool	5.500	6/1/2035	336,621	377,646
Freddie Mac Gold Pool	5.000	7/1/2035	418,550	462,878
Freddie Mac Gold Pool	5.000	9/1/2035	213,276	235,713
Freddie Mac Gold Pool	5.500	11/1/2035	402,531	449,863
Freddie Mac Gold Pool	6.000	2/1/2036	299,478	341,329
Freddie Mac Gold Pool	5.000	1/1/2037	278,336	307,685
Freddie Mac Gold Pool	6.000	5/1/2037	197,297	222,168
Freddie Mac Gold Pool	6.000	8/1/2037	152,276	171,472
Freddie Mac Gold Pool	5.500	1/1/2038	242,575	270,001
Freddie Mac Gold Pool	5.500	5/1/2038	327,594	364,874
Freddie Mac Gold Pool	5.500	1/1/2039	415,313	466,778
Freddie Mac Gold Pool	6.000	9/1/2039	626,882	716,366
Freddie Mac Gold Pool	4.000	10/1/2040	1,484,008	1,564,507
MASTR Asset Securitization Trust	6.250	5/25/2036	168,412	81,768

TECHNOLOGY - 1.8%
Apple, Inc.	2.400	5/3/2023	1,000,000	945,572
EMC Corp.	2.650	6/1/2020	1,000,000	992,805
Intel Corp.	2.700	12/15/2022	1,000,000	972,426

UTILITIES - 2.0%
Dominion Resources, Inc.	2.750	9/15/2022	1,000,000	968,775
Duke Energy Indiana, Inc.	3.750	7/15/2020	1,000,000	1,062,662
South Carolina Electric & Gas Co.	6.500	11/1/2018	1,000,000	1,176,681

TOTAL FIXED-INCOME SECURITIES - 33.4%
(Cost $54,012,994)				54,909,969

SHORT-TERM INVESTMENTS - 0.5%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $962,191)				962,191

TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost $161,335,148)				164,102,441

OTHER ASSETS LESS LIABILITIES - 0.3%				435,786

TOTAL NET ASSETS - 100.0%				$164,538,227

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2014, the aggregate market value of these securities amounted to $1,019,280 or 0.62% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2014

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 1.2%
Newmont Mining Corp.	3.500	3/15/2022	2,500,000	$2,318,015

COMMUNICATIONS - 7.1%
Cisco Systems, Inc.	4.450	1/15/2020	2,000,000	2,195,692
DIRECTV Holdings LLC	3.800	3/15/2022	2,000,000	2,032,740
DISH DBS Corp.	5.875	7/15/2022	2,500,000	2,550,000
GTE Corp.	8.750	11/1/2021	1,500,000	2,008,511
IAC	4.750	12/15/2022	2,500,000	2,400,000
Virgin Media Finance PLC	5.250	2/15/2022	3,000,000	2,880,000

CONSUMER, CYCLICAL - 2.3%
Tupperware Brands Corp.	4.750	6/1/2021	2,000,000	2,123,826
Wynn Las Vegas LLC	5.375	3/15/2022	2,500,000	2,543,750

CONSUMER, NON-CYCLICAL - 8.6%
Amgen, Inc.	3.625	5/15/2022	2,000,000	2,031,360
Cardinal Health, Inc.	3.200	6/15/2022	2,000,000	1,986,734
Celgene Corp.	3.250	8/15/2022	2,000,000	1,986,520
Express Scripts Holding Co.	4.750	11/15/2021	2,000,000	2,184,156
Gilead Sciences, Inc.	4.500	4/1/2021	2,000,000	2,192,180
Quest Diagnostics, Inc.	4.700	4/1/2021	2,500,000	2,703,433
SABMiller Holdings, Inc.*	3.750	1/15/2022	2,000,000	2,038,560
WellPoint, Inc.	3.125	5/15/2022	2,000,000	1,975,518

ENERGY - 6.8%
Atwood Oceanics, Inc.	6.500	2/1/2020	2,000,000	2,050,000
Chesapeake Energy Corp.	6.125	2/15/2021	2,000,000	2,175,000
Kinder Morgan Energy Partners	4.150	2/1/2024	2,000,000	1,975,114
Marathon Petroleum Corp.	5.125	3/1/2021	2,000,000	2,227,906
Murphy Oil Corp.	3.700	12/1/2022	3,000,000	2,925,939
Phillips 66	4.300	4/1/2022	2,000,000	2,123,262

FINANCIAL - 18.5%
Bank of America Corp.	10.200	7/15/2015	2,000,000	2,145,572
Bank of America Corp.	4.000	4/1/2024	2,000,000	2,020,842
BlackRock, Inc.	3.375	6/1/2022	2,000,000	2,051,246
Citigroup, Inc.	5.500	9/13/2025	2,500,000	2,722,523
Fairfax Financial Holdings Ltd*	5.800	5/15/2021	2,500,000	2,682,915
General Electric Capital Corp.	3.100	1/9/2023	2,000,000	1,979,376
General Motors Financial Co.	4.250	5/15/2023	2,700,000	2,710,125
Goldman Sachs Group, Inc.	3.850	7/8/2024	2,000,000	1,988,194
Icahn Enterprises LP	6.000	8/1/2020	3,000,000	3,082,500
JPMorgan Chase & Co.	3.250	9/23/2022	2,000,000	1,968,504
MetLife, Inc.	3.600	4/10/2024	3,000,000	3,031,908
Morgan Stanley	3.875	4/29/2024	2,500,000	2,497,408
Old Republic International Corp.	4.875	10/1/2024	2,000,000	2,002,656
PNC Funding Corp.	3.300	3/8/2022	2,000,000	2,010,676
Reinsurance Group of America	4.700	9/15/2023	2,000,000	2,131,130
Wells Fargo & Co.	3.450	2/13/2023	2,000,000	1,965,280

GOVERNMENT - 19.3%
Federal Farm Credit Banks	3.150	6/14/2027	1,000,000	957,379
Federal Home Loan Banks	3.625	6/11/2021	2,000,000	2,159,582
Federal Home Loan Banks	1.750	8/21/2024	3,000,000	2,972,409
Federal Home Loan Banks	4.120	12/18/2028	2,840,000	2,893,321
Federal Home Loan Mortgage	1.375	5/1/2020	3,000,000	2,892,018
Federal Home Loan Mortgage	3.250	6/20/2028	2,500,000	2,435,040
Federal National Mortgage	1.625	8/28/2019	3,000,000	2,959,158
Federal National Mortgage	3.000	9/27/2024	3,000,000	2,933,358
Federal National Mortgage	3.000	6/14/2027	3,000,000	2,810,256
Federal National Mortgage	3.350	6/11/2032	2,900,000	2,732,725
Federal National Mortgage	3.430	5/27/2033	3,000,000	2,867,154
Federal National Mortgage	3.500	6/20/2033	2,000,000	1,898,722
Province of Ontario Canada	3.200	5/16/2024	2,000,000	2,038,424
Province of Quebec Canada	2.625	2/13/2023	3,000,000	2,941,089
United States Treasury Note	1.500	2/28/2019	3,000,000	2,978,673

INDUSTRIAL - 5.2%
Clark Equipment Co.	8.000	5/1/2023	500,000	595,572
Clean Harbors, Inc.	5.125	6/1/2021	2,500,000	2,478,125
Energizer Holdings, Inc.	4.700	5/19/2021	2,000,000	2,062,168
Jabil Circuit, Inc.	5.625	12/15/2020	2,500,000	2,693,750
Reynolds Group Issuer, Inc.	5.750	10/15/2020	2,500,000	2,543,750

MORTGAGE SECURITIES - 21.6%
Fannie Mae Pool	7.000	2/1/2032	373,266	427,236
Fannie Mae Pool	7.000	3/1/2032	404,995	474,915
Fannie Mae Pool	7.000	4/1/2033	328,810	392,593
Fannie Mae Pool	6.000	10/1/2036	571,636	647,969
Fannie Mae Pool	6.000	7/1/2037	808,638	915,448
Fannie Mae Pool	4.000	8/1/2041	2,418,078	2,551,744
Fannie Mae Pool	4.000	11/1/2041	2,536,822	2,677,052
Fannie Mae Pool	4.500	1/1/2042	1,720,855	1,861,044
Fannie Mae Pool	4.000	7/1/2042	1,537,316	1,622,296
Fannie Mae Pool	4.000	7/1/2042	2,013,483	2,124,784
Freddie Mac Gold Pool	6.500	6/1/2024	350,773	399,847
Freddie Mac Gold Pool	7.000	10/1/2031	505,564	600,957
Freddie Mac Gold Pool	6.500	2/1/2032	470,253	538,079
Freddie Mac Gold Pool	7.000	5/1/2032	674,788	798,944
Freddie Mac Gold Pool	6.500	8/1/2032	207,764	234,920
Freddie Mac Gold Pool	6.500	4/1/2033	365,182	429,093
Freddie Mac Gold Pool	7.000	9/1/2033	129,500	144,225
Freddie Mac Gold Pool	5.500	3/1/2034	954,766	1,073,238
Freddie Mac Gold Pool	5.500	4/1/2034	1,212,851	1,358,739
Freddie Mac Gold Pool	5.000	6/1/2034	382,122	422,111
Freddie Mac Gold Pool	5.500	12/1/2034	1,029,122	1,157,213
Freddie Mac Gold Pool	5.500	1/1/2035	792,130	890,303
Freddie Mac Gold Pool	5.500	6/1/2035	1,338,069	1,501,141
Freddie Mac Gold Pool	5.000	7/1/2035	1,245,187	1,377,061
Freddie Mac Gold Pool	5.000	8/1/2035	1,195,988	1,332,294
Freddie Mac Gold Pool	5.000	9/1/2035	853,103	942,850
Freddie Mac Gold Pool	5.000	10/1/2035	864,981	955,554
Freddie Mac Gold Pool	5.000	11/1/2035	478,872	529,134
Freddie Mac Gold Pool	5.500	11/1/2035	1,207,594	1,349,590
Freddie Mac Gold Pool	6.000	2/1/2036	823,565	938,655
Freddie Mac Gold Pool	5.000	1/1/2037	835,008	923,056
Freddie Mac Gold Pool	6.000	5/1/2037	591,892	666,505
Freddie Mac Gold Pool	6.000	8/1/2037	592,367	667,041
Freddie Mac Gold Pool	5.500	12/1/2037	302,643	338,512

Freddie Mac Gold Pool	5.500	1/1/2038	646,866	720,002
Freddie Mac Gold Pool	5.500	5/1/2038	1,193,097	1,328,914
Freddie Mac Gold Pool	5.500	5/1/2038	999,843	1,113,625
Freddie Mac Gold Pool	6.500	10/1/2038	664,781	793,312
Freddie Mac Gold Pool	5.500	1/1/2039	1,245,938	1,400,334
Freddie Mac Gold Pool	5.000	5/1/2039	841,970	929,963
Freddie Mac Gold Pool	6.000	9/1/2039	1,280,702	1,463,517
Freddie Mac Gold Pool	4.000	12/1/2040	2,000,896	2,114,896

TECHNOLOGY - 1.9%
Apple, Inc.	2.400	5/3/2023	1,000,000	945,572
Brocade Communications Systems	4.625	1/15/2023	2,000,000	1,920,000
EMC Corp.	2.650	6/1/2020	1,000,000	992,805

UTILITIES - 4.1%
Commonwealth Edison Co.	3.400	9/1/2021	2,000,000	2,083,330
Dominion Gas Holdings LLC	3.550	11/1/2023	3,000,000	3,044,742
Entergy Gulf States Louisiana	6.000	5/1/2018	1,000,000	1,134,273
Progress Energy, Inc.	3.150	4/1/2022	2,000,000	2,006,934

TOTAL FIXED-INCOME SECURITIES - 96.6%
(Cost $189,638,839)				192,718,105

SHORT-TERM INVESTMENTS - 2.8%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $5,495,640)				5,495,640

TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost $195,134,479)				198,213,745

OTHER ASSETS LESS LIABILITIES - 0.6%				1,239,008

TOTAL NET ASSETS - 100.0%				$199,452,753

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2014, the aggregate market value of these securities amounted to $4,721,475 or 2.37% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2014

Common Stock
and Short-Term Investments	Shares	Value

COMMUNICATIONS - 3.0%
Comcast Corp.	3,900	$209,742
Verizon Communications	5,800	289,942

CONSUMER, CYCLICAL - 25.7%
Bed Bath & Beyond, Inc.*	3,400	223,822
Best Buy Co., Inc.	6,800	228,412
CVS Health Corp.	3,800	302,442
Delphi Automotive PLC	3,100	190,154
Dollar Tree, Inc.*	3,900	218,673
Foot Locker, Inc.	4,200	233,730
Ford Motor Co.	12,100	178,959
Gap, Inc.	5,000	208,450
Genuine Parts Co.	2,400	210,504
Jarden Corp.*	3,600	216,396
Johnson Controls, Inc.	4,200	184,800
Kohl's Corp.	3,900	238,017
Lear Corp.	2,400	207,384
Lowe's Cos., Inc.	4,500	238,140
Macy's, Inc.	3,600	209,448
Ross Stores, Inc.	3,100	234,298
TJX Cos, Inc.	3,900	230,763
Wal-Mart Stores, Inc.	3,800	290,586
Whirlpool Corp.	1,500	218,475

CONSUMER, NON-CYCLICAL - 12.7%
Catamaran Corp.*	6,600	278,190
ConAgra Foods, Inc.	10,100	333,704
Express Scripts Holding Co.*	4,200	296,646
Kroger Co.	5,900	306,800
McKesson Corp.	1,500	292,005
Tyson Foods, Inc.	7,900	311,023
Whole Foods Market, Inc.	7,400	282,014

ENERGY - 11.6%
Cimarex Energy Co.	2,000	253,060
Marathon Oil Corp.	7,300	274,407
Marathon Petroleum Corp.	3,600	304,812
Occidental Petroleum Corp.	2,800	269,220
Phillips 66	3,600	292,716
Valero Energy Corp.	5,600	259,112
Whiting Petroleum Corp.*	3,600	279,180

FINANCIAL - 8.8%
ACE Ltd	2,800	293,636
Aflac, Inc.	4,600	267,950
Allstate Corp.	4,900	300,713
Berkshire Hathaway, Inc.*	2,300	317,722
Unum Group	8,300	285,354

INDUSTRIAL - 15.7%
Boeing Co.	2,300	292,974
Emerson Electric Co.	4,300	269,094
FedEx Corp.	1,900	306,755
Fluor Corp.	3,800	253,802
General Dynamics Corp.	2,500	317,725
Masco Corp.	13,100	313,352
Raytheon Co.	3,100	315,022
Rock-Tenn Co.	5,600	266,448
Textron, Inc.	7,600	273,524

TECHNOLOGY - 16.4%
Apple, Inc.	3,200	322,400
EMC Corp.	11,000	321,860
Hewlett-Packard Co.	8,600	305,042
Marvell Technology Group	19,900	268,252
Micron Technology, Inc.*	8,900	304,914
NetApp, Inc.	8,000	343,680
Oracle Corp.	7,100	271,788
SanDisk Corp.	2,800	274,260
Western Digital Corp.	3,100	301,692

TOTAL COMMON STOCK - 93.9%
(Cost $15,027,692)		15,583,985

SHORT-TERM INVESTMENTS - 6.0%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $995,986)		995,986

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $16,023,678)		16,579,971

OTHER ASSETS LESS LIABILITIES - 0.1%		21,440

TOTAL NET ASSETS - 100.0%		$16,601,411

* Securities are non-income producing

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service.  The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service.  Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund’s net asset value is calculated.  Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 – Quoted Prices:
Common Stock*	$83,096,461	$108,230,281	$0	$15,583,985
Short-term Investments	530,646	962,191	5,495,640	995,986

Level 2 – Other Significant
Observable Inputs:
Fixed Income Securities*	0	54,909,969	192,718,105	0

Level 3 – Significant
Unobservable Inputs:
Fixed Income Securities*	0	0	0	0
Total Value of Investments	$83,627,107	$164,102,441	$198,213,745	$16,579,971

*Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type. The Funds did not hold any Level 3 assets during the three month period ended September 30, 2014.

There were no transfers between levels of the fair value hierarchy during the three month period ended September 30, 2014.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

c)  At September 30, 2014, the gross unrealized net appreciation and depreciation of securities for financial reporting consisted of the following:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Unrealized Appreciation	$3,715,816	$7,082,032	$4,344,145	$905,097
Unrealized Depreciation	(4,186,843)	(4,314,739)	(1,264,879)	(348,804)
Net Unrealized Appreciation/(Depreciation)	$(471,027)	$2,767,293	$3,079,266	$556,293

d)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advance Capital I, Inc.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  November 24, 2014

/S/ Julie A. Katynski

-----------------------------------------

Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

(principal financial officer)

Date:  November 24, 2014

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)